UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

October 31, 2024

International Stock Fund

Investor Class (PRITX)

This annual shareholder report contains important information about International Stock Fund (the "fund") for the period of November 1, 2023 to October 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Stock Fund - Investor Class	$93	0.83%

What drove fund performance during the past 12 months?

  Non-U.S. developed and emerging markets stocks recorded a double-digit return over the 12-month reporting period as anticipation of interest rate cuts by the Federal Reserve and other central banks outweighed concerns about rising geopolitical tensions and persistent inflation in many markets.

  Information technology (IT) contributed the most to relative performance versus the MSCI All Country World Index ex USA Net due to favorable stock selection, particularly in semiconductor-related names whose shares rallied amid investor enthusiasm for companies exposed to artificial intelligence. An overweight to IT, which outpaced the benchmark, also added value. Energy helped relative returns chiefly due to an underweight to the sector, which trailed the benchmark, and positive stock selection.

  Financials detracted significantly from relative performance due to negative stock selection and an underweight to the sector, which outpaced the benchmark return. Health care stocks weighed on relative returns owing to an overweight to the sector, which underperformed the benchmark, and adverse selection.

  The fund’s investment process relies on in-depth fundamental research to construct a diversified growth portfolio (i.e., cyclical growers, steady compounders, and high growth companies) with a focus on total return and companies with durable growth potential. Sector and country allocations are primarily driven by bottom-up stock selection. IT was the largest overweight versus the benchmark at period-end, driven by semiconductor industry holdings. Conversely, financials was the largest underweight.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2024

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2015	9,792	9,695	9,877
2015	10,641	10,556	10,726
2015	10,486	10,073	10,360
2015	9,854	9,532	9,919
2016	9,021	8,536	9,084
2016	9,706	9,365	9,795
2016	9,939	9,515	10,159
2016	9,995	9,553	9,931
2017	10,224	9,910	10,083
2017	11,163	10,544	10,885
2017	11,966	11,323	11,772
2017	12,384	11,812	12,389
2018	13,283	12,852	13,463
2018	12,548	12,222	12,780
2018	12,588	11,995	12,719
2018	11,259	10,838	11,304
2019	11,763	11,235	11,783
2019	12,682	11,827	12,685
2019	12,552	11,723	12,807
2019	12,885	12,059	13,187
2020	13,517	12,352	13,810
2020	11,777	10,465	12,383
2020	13,547	11,800	14,498
2020	13,450	11,745	14,695
2021	15,931	14,075	17,143
2021	16,610	14,963	17,655
2021	16,708	15,079	17,875
2021	16,610	15,228	18,035
2022	15,635	14,585	16,464
2022	14,053	13,420	14,789
2022	13,834	12,777	14,209
2022	12,398	11,463	12,446
2023	14,754	13,752	14,945
2023	14,943	13,830	15,114
2023	15,614	14,491	15,729
2023	13,739	12,846	13,589
2024	15,556	14,560	15,592
2024	15,896	15,119	16,181
2024	16,848	15,903	16,938
2024	16,914	15,972	17,010

202411-4029887, 202412-3916157

F37-052 12/24

Average Annual Total Returns

	1 Year	5 Years	10 Years
International Stock Fund (Investor Class)	23.11%	5.59%	5.40%
MSCI All Country World Index ex-USA Net (Regulatory Benchmark)	24.33	5.78	4.79
MSCI All Country World Index ex USA Growth Net (Strategy Benchmark)	25.18	5.22	5.46

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$13,840,992
  Number of Portfolio Holdings132
  Investment Advisory Fees Paid (000s)$30,493
  Portfolio Turnover Rate31.0%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	19.8%
Industrials & Business Services	16.6
Health Care	16.5
Financials	15.1
Consumer Discretionary	10.6
Consumer Staples	8.6
Communication Services	4.7
Energy	2.9
Real Estate	1.7
Other	3.5

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	6.1%
ASML Holding	2.2
Prosus	2.1
Novo Nordisk	2.1
Deutsche Telekom	1.8
Canadian National Railway	1.8
SAP	1.7
MercadoLibre	1.7
Safran	1.5
Siemens	1.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

International Stock Fund

Investor Class (PRITX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

October 31, 2024

International Stock Fund

Advisor Class (PAITX)

This annual shareholder report contains important information about International Stock Fund (the "fund") for the period of November 1, 2023 to October 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Stock Fund - Advisor Class	$123	1.10%

What drove fund performance during the past 12 months?

  Non-U.S. developed and emerging markets stocks recorded a double-digit return over the 12-month reporting period as anticipation of interest rate cuts by the Federal Reserve and other central banks outweighed concerns about rising geopolitical tensions and persistent inflation in many markets.

  Information technology (IT) contributed the most to relative performance versus the MSCI All Country World Index ex USA Net due to favorable stock selection, particularly in semiconductor-related names whose shares rallied amid investor enthusiasm for companies exposed to artificial intelligence. An overweight to IT, which outpaced the benchmark, also added value. Energy helped relative returns chiefly due to an underweight to the sector, which trailed the benchmark, and positive stock selection.

  Financials detracted significantly from relative performance due to negative stock selection and an underweight to the sector, which outpaced the benchmark return. Health care stocks weighed on relative returns owing to an overweight to the sector, which underperformed the benchmark, and adverse selection.

  The fund’s investment process relies on in-depth fundamental research to construct a diversified growth portfolio (i.e., cyclical growers, steady compounders, and high growth companies) with a focus on total return and companies with durable growth potential. Sector and country allocations are primarily driven by bottom-up stock selection. IT was the largest overweight versus the benchmark at period-end, driven by semiconductor industry holdings. Conversely, financials was the largest underweight.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2024

	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2015	9,792	9,695	9,877
2015	10,640	10,556	10,726
2015	10,478	10,073	10,360
2015	9,842	9,532	9,919
2016	9,006	8,536	9,084
2016	9,693	9,365	9,795
2016	9,920	9,515	10,159
2016	9,964	9,553	9,931
2017	10,191	9,910	10,083
2017	11,112	10,544	10,885
2017	11,905	11,323	11,772
2017	12,314	11,812	12,389
2018	13,200	12,852	13,463
2018	12,464	12,222	12,780
2018	12,498	11,995	12,719
2018	11,168	10,838	11,304
2019	11,663	11,235	11,783
2019	12,563	11,827	12,685
2019	12,435	11,723	12,807
2019	12,749	12,059	13,187
2020	13,373	12,352	13,810
2020	11,621	10,465	12,383
2020	13,351	11,800	14,498
2020	13,248	11,745	14,695
2021	15,686	14,075	17,143
2021	16,347	14,963	17,655
2021	16,428	15,079	17,875
2021	16,317	15,228	18,035
2022	15,351	14,585	16,464
2022	13,792	13,420	14,789
2022	13,561	12,777	14,209
2022	12,145	11,463	12,446
2023	14,454	13,752	14,945
2023	14,630	13,830	15,114
2023	15,271	14,491	15,729
2023	13,429	12,846	13,589
2024	15,202	14,560	15,592
2024	15,517	15,119	16,181
2024	16,430	15,903	16,938
2024	16,495	15,972	17,010

202411-4029887, 202412-3916157

F237-052 12/24

Average Annual Total Returns

	1 Year	5 Years	10 Years
International Stock Fund (Advisor Class)	22.83%	5.29%	5.13%
MSCI All Country World Index ex-USA Net (Regulatory Benchmark)	24.33	5.78	4.79
MSCI All Country World Index ex USA Growth Net (Strategy Benchmark)	25.18	5.22	5.46

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$13,840,992
  Number of Portfolio Holdings132
  Investment Advisory Fees Paid (000s)$30,493
  Portfolio Turnover Rate31.0%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	19.8%
Industrials & Business Services	16.6
Health Care	16.5
Financials	15.1
Consumer Discretionary	10.6
Consumer Staples	8.6
Communication Services	4.7
Energy	2.9
Real Estate	1.7
Other	3.5

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	6.1%
ASML Holding	2.2
Prosus	2.1
Novo Nordisk	2.1
Deutsche Telekom	1.8
Canadian National Railway	1.8
SAP	1.7
MercadoLibre	1.7
Safran	1.5
Siemens	1.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

International Stock Fund

Advisor Class (PAITX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

October 31, 2024

International Stock Fund

R Class (RRITX)

This annual shareholder report contains important information about International Stock Fund (the "fund") for the period of November 1, 2023 to October 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Stock Fund - R Class	$156	1.40%

What drove fund performance during the past 12 months?

  Non-U.S. developed and emerging markets stocks recorded a double-digit return over the 12-month reporting period as anticipation of interest rate cuts by the Federal Reserve and other central banks outweighed concerns about rising geopolitical tensions and persistent inflation in many markets.

  Information technology (IT) contributed the most to relative performance versus the MSCI All Country World Index ex USA Net due to favorable stock selection, particularly in semiconductor-related names whose shares rallied amid investor enthusiasm for companies exposed to artificial intelligence. An overweight to IT, which outpaced the benchmark, also added value. Energy helped relative returns chiefly due to an underweight to the sector, which trailed the benchmark, and positive stock selection.

  Financials detracted significantly from relative performance due to negative stock selection and an underweight to the sector, which outpaced the benchmark return. Health care stocks weighed on relative returns owing to an overweight to the sector, which underperformed the benchmark, and adverse selection.

  The fund’s investment process relies on in-depth fundamental research to construct a diversified growth portfolio (i.e., cyclical growers, steady compounders, and high growth companies) with a focus on total return and companies with durable growth potential. Sector and country allocations are primarily driven by bottom-up stock selection. IT was the largest overweight versus the benchmark at period-end, driven by semiconductor industry holdings. Conversely, financials was the largest underweight.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2024

	R Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2015	9,781	9,695	9,877
2015	10,610	10,556	10,726
2015	10,442	10,073	10,360
2015	9,800	9,532	9,919
2016	8,960	8,536	9,084
2016	9,626	9,365	9,795
2016	9,839	9,515	10,159
2016	9,883	9,553	9,931
2017	10,097	9,910	10,083
2017	11,003	10,544	10,885
2017	11,787	11,323	11,772
2017	12,176	11,812	12,389
2018	13,046	12,852	13,463
2018	12,306	12,222	12,780
2018	12,326	11,995	12,719
2018	11,006	10,838	11,304
2019	11,484	11,235	11,783
2019	12,366	11,827	12,685
2019	12,216	11,723	12,807
2019	12,522	12,059	13,187
2020	13,122	12,352	13,810
2020	11,407	10,465	12,383
2020	13,100	11,800	14,498
2020	12,991	11,745	14,695
2021	15,358	14,075	17,143
2021	15,993	14,963	17,655
2021	16,060	15,079	17,875
2021	15,942	15,228	18,035
2022	14,981	14,585	16,464
2022	13,450	13,420	14,789
2022	13,214	12,777	14,209
2022	11,825	11,463	12,446
2023	14,063	13,752	14,945
2023	14,221	13,830	15,114
2023	14,840	14,491	15,729
2023	13,040	12,846	13,589
2024	14,735	14,560	15,592
2024	15,038	15,119	16,181
2024	15,915	15,903	16,938
2024	15,963	15,972	17,010

202411-4029887, 202412-3916157

F437-052 12/24

Average Annual Total Returns

	1 Year	5 Years	10 Years
International Stock Fund (R Class)	22.42%	4.98%	4.79%
MSCI All Country World Index ex-USA Net (Regulatory Benchmark)	24.33	5.78	4.79
MSCI All Country World Index ex USA Growth Net (Strategy Benchmark)	25.18	5.22	5.46

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$13,840,992
  Number of Portfolio Holdings132
  Investment Advisory Fees Paid (000s)$30,493
  Portfolio Turnover Rate31.0%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	19.8%
Industrials & Business Services	16.6
Health Care	16.5
Financials	15.1
Consumer Discretionary	10.6
Consumer Staples	8.6
Communication Services	4.7
Energy	2.9
Real Estate	1.7
Other	3.5

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	6.1%
ASML Holding	2.2
Prosus	2.1
Novo Nordisk	2.1
Deutsche Telekom	1.8
Canadian National Railway	1.8
SAP	1.7
MercadoLibre	1.7
Safran	1.5
Siemens	1.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

International Stock Fund

R Class (RRITX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

October 31, 2024

International Stock Fund

I Class (PRIUX)

This annual shareholder report contains important information about International Stock Fund (the "fund") for the period of November 1, 2023 to October 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Stock Fund - I Class	$76	0.68%

What drove fund performance during the past 12 months?

  Non-U.S. developed and emerging markets stocks recorded a double-digit return over the 12-month reporting period as anticipation of interest rate cuts by the Federal Reserve and other central banks outweighed concerns about rising geopolitical tensions and persistent inflation in many markets.

  Information technology (IT) contributed the most to relative performance versus the MSCI All Country World Index ex USA Net due to favorable stock selection, particularly in semiconductor-related names whose shares rallied amid investor enthusiasm for companies exposed to artificial intelligence. An overweight to IT, which outpaced the benchmark, also added value. Energy helped relative returns chiefly due to an underweight to the sector, which trailed the benchmark, and positive stock selection.

  Financials detracted significantly from relative performance due to negative stock selection and an underweight to the sector, which outpaced the benchmark return. Health care stocks weighed on relative returns owing to an overweight to the sector, which underperformed the benchmark, and adverse selection.

  The fund’s investment process relies on in-depth fundamental research to construct a diversified growth portfolio (i.e., cyclical growers, steady compounders, and high growth companies) with a focus on total return and companies with durable growth potential. Sector and country allocations are primarily driven by bottom-up stock selection. IT was the largest overweight versus the benchmark at period-end, driven by semiconductor industry holdings. Conversely, financials was the largest underweight.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of October 31, 2024

	I Class	Regulatory Benchmark	Strategy Benchmark
8/28/15	500,000	500,000	500,000
10/31/15	506,047	509,520	514,619
1/31/16	463,629	456,299	471,295
4/30/16	499,119	500,598	508,189
7/31/16	511,057	508,585	527,110
10/31/16	514,283	510,663	515,283
1/31/17	526,112	529,735	523,155
4/30/17	574,753	563,639	564,761
7/31/17	616,444	605,251	610,773
10/31/17	637,952	631,372	642,804
1/31/18	684,663	686,970	698,492
4/30/18	647,090	653,299	663,055
7/31/18	649,526	641,196	659,894
10/31/18	580,990	579,341	586,491
1/31/19	607,389	600,542	611,344
4/30/19	655,262	632,194	658,168
7/31/19	648,903	626,611	664,472
10/31/19	665,734	644,620	684,219
1/31/20	699,156	660,238	716,507
4/30/20	609,215	559,414	642,494
7/31/20	700,694	630,751	752,228
10/31/20	695,697	627,789	762,425
1/31/21	824,749	752,365	889,439
4/30/21	859,977	799,831	916,003
7/31/21	865,066	806,000	927,419
10/31/21	860,369	813,999	935,733
1/31/22	810,188	779,642	854,199
4/30/22	728,496	717,364	767,313
7/31/22	717,126	682,964	737,214
10/31/22	643,013	612,722	645,724
1/31/23	765,695	735,078	775,387
4/30/23	775,961	739,237	784,193
7/31/23	811,038	774,585	816,092
10/31/23	713,936	686,689	705,055
1/31/24	808,633	778,299	808,993
4/30/24	826,824	808,171	839,522
7/31/24	876,199	850,078	878,833
10/31/24	880,531	853,778	882,559

202411-4029887, 202412-3916157

F537-052 12/24

Average Annual Total Returns

	1 Year	5 Years	Since Inception 8/28/15
International Stock Fund (I Class)	23.33%	5.75%	6.36%
MSCI All Country World Index ex-USA Net (Regulatory Benchmark)	24.33	5.78	6.01
MSCI All Country World Index ex USA Growth Net (Strategy Benchmark)	25.18	5.22	6.39

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$13,840,992
  Number of Portfolio Holdings132
  Investment Advisory Fees Paid (000s)$30,493
  Portfolio Turnover Rate31.0%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	19.8%
Industrials & Business Services	16.6
Health Care	16.5
Financials	15.1
Consumer Discretionary	10.6
Consumer Staples	8.6
Communication Services	4.7
Energy	2.9
Real Estate	1.7
Other	3.5

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	6.1%
ASML Holding	2.2
Prosus	2.1
Novo Nordisk	2.1
Deutsche Telekom	1.8
Canadian National Railway	1.8
SAP	1.7
MercadoLibre	1.7
Safran	1.5
Siemens	1.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

International Stock Fund

I Class (PRIUX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

October 31, 2024

International Stock Fund

Z Class (TRNZX)

This annual shareholder report contains important information about International Stock Fund (the "fund") for the period of November 1, 2023 to October 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Stock Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  Non-U.S. developed and emerging markets stocks recorded a double-digit return over the 12-month reporting period as anticipation of interest rate cuts by the Federal Reserve and other central banks outweighed concerns about rising geopolitical tensions and persistent inflation in many markets.

  Information technology (IT) contributed the most to relative performance versus the MSCI All Country World Index ex USA Net due to favorable stock selection, particularly in semiconductor-related names whose shares rallied amid investor enthusiasm for companies exposed to artificial intelligence. An overweight to IT, which outpaced the benchmark, also added value. Energy helped relative returns chiefly due to an underweight to the sector, which trailed the benchmark, and positive stock selection.

  Financials detracted significantly from relative performance due to negative stock selection and an underweight to the sector, which outpaced the benchmark return. Health care stocks weighed on relative returns owing to an overweight to the sector, which underperformed the benchmark, and adverse selection.

  The fund’s investment process relies on in-depth fundamental research to construct a diversified growth portfolio (i.e., cyclical growers, steady compounders, and high growth companies) with a focus on total return and companies with durable growth potential. Sector and country allocations are primarily driven by bottom-up stock selection. IT was the largest overweight versus the benchmark at period-end, driven by semiconductor industry holdings. Conversely, financials was the largest underweight.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2024

	Z Class	Regulatory Benchmark	Strategy Benchmark
3/16/20	10,000	10,000	10,000
4/30/20	11,837	11,561	11,726
7/31/20	13,645	13,035	13,728
10/31/20	13,570	12,974	13,914
1/31/21	16,109	15,548	16,232
4/30/21	16,826	16,529	16,717
7/31/21	16,956	16,656	16,926
10/31/21	16,895	16,822	17,077
1/31/22	15,930	16,112	15,589
4/30/22	14,349	14,825	14,004
7/31/22	14,150	14,114	13,454
10/31/22	12,709	12,662	11,785
1/31/23	15,169	15,191	14,151
4/30/23	15,389	15,277	14,312
7/31/23	16,115	16,007	14,894
10/31/23	14,205	14,191	12,867
1/31/24	16,118	16,084	14,764
4/30/24	16,506	16,701	15,321
7/31/24	17,530	17,567	16,039
10/31/24	17,642	17,644	16,107

202411-4029887, 202412-3916157

F1257-052 12/24

Average Annual Total Returns

	1 Year	Since Inception 3/16/20
International Stock Fund (Z Class)	24.19%	13.05%
MSCI All Country World Index ex-USA Net (Regulatory Benchmark)	24.33	13.05
MSCI All Country World Index ex USA Growth Net (Strategy Benchmark)	25.18	10.85

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$13,840,992
  Number of Portfolio Holdings132
  Investment Advisory Fees Paid (000s)$30,493
  Portfolio Turnover Rate31.0%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	19.8%
Industrials & Business Services	16.6
Health Care	16.5
Financials	15.1
Consumer Discretionary	10.6
Consumer Staples	8.6
Communication Services	4.7
Energy	2.9
Real Estate	1.7
Other	3.5

Top Ten Holdings (as a % of Net Assets)

Taiwan Semiconductor Manufacturing	6.1%
ASML Holding	2.2
Prosus	2.1
Novo Nordisk	2.1
Deutsche Telekom	1.8
Canadian National Railway	1.8
SAP	1.7
MercadoLibre	1.7
Safran	1.5
Siemens	1.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

International Stock Fund

Z Class (TRNZX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$26,450	$25,925
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $846,000 and $1,584,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b)  Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
October 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRITX International Stock Fund
PAITX International Stock
Fund–
.
Advisor Class
RRITX International Stock
Fund–
.
R Class
PRIUX International Stock
Fund–
.
I Class
TRNZX International Stock
Fund–
.
Z Class

T. ROWE PRICE International Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET VALUE
Beginning of period $ 16.78 $ 15.28 $ 22.00 $ 18.09 $ 17.80
Investment activities
Net investment income
(1)(2)
0.16 0.18 0.14 0.17 0.11
Net realized and unrealized
gain/loss 3.70 1.47 (5.40) 4.06 0.68
Total from investment activities 3.86 1.65 (5.26) 4.23 0.79
Distributions
Net investment income (0.21) (0.07) (0.17) (0.08) (0.43)
Net realized gain — (0.08) (1.29) (0.24) (0.07)
Total distributions (0.21) (0.15) (1.46) (0.32) (0.50)
NET ASSET VALUE
End of period $ 20.43 $ 16.78 $ 15.28 $ 22.00 $ 18.09
Ratios/Supplemental Data
Total return
(2)(3)
23.11% 10.82% (25.36)% 23.49% 4.39%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.83% 0.83% 0.84% 0.77% 0.79%
Net expenses after waivers/
payments by Price Associates 0.83% 0.83% 0.84% 0.77% 0.79%
Net investment income 0.81% 1.03% 0.77% 0.76% 0.63%
Portfolio turnover rate 31.0% 38.4% 33.6% 27.6% 31.3%
Net assets, end of period (in
millions) $1,737 $1,559 $1,523 $3,071 $3,582
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET VALUE
Beginning of period $ 16.77 $ 15.27 $ 21.98 $ 18.07 $ 17.85
Investment activities
Net investment income
(1)(2)
0.11 0.14 0.11 0.11 0.04
Net realized and unrealized
gain/loss 3.70 1.47 (5.42) 4.06 0.67
Total from investment activities 3.81 1.61 (5.31) 4.17 0.71
Distributions
Net investment income (0.17) (0.03) (0.11) (0.02) (0.42)
Net realized gain — (0.08) (1.29) (0.24) (0.07)
Total distributions (0.17) (0.11) (1.40) (0.26) (0.49)
NET ASSET VALUE
End of period $ 20.41 $ 16.77 $ 15.27 $ 21.98 $ 18.07
Ratios/Supplemental Data
Total return
(2)(3)
22.83% 10.57% (25.57)% 23.16% 3.92%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1.10% 1.07% 1.10% 1.07% 1.21%
Net expenses after waivers/
payments by Price Associates 1.10% 1.07% 1.10% 1.07% 1.21%
Net investment income 0.55% 0.80% 0.60% 0.49% 0.25%
Portfolio turnover rate 31.0% 38.4% 33.6% 27.6% 31.3%
Net assets, end of period (in
thousands) $13,507 $11,901 $12,223 $19,113 $15,512
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
R Class
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET VALUE
Beginning of period $ 16.45 $ 14.99 $ 21.59 $ 17.80 $ 17.61
Investment activities
Net investment income
(1)(2)
0.07 0.07 0.05 0.04 0.02
Net realized and unrealized
gain/loss 3.61 1.47 (5.33) 3.99 0.65
Total from investment activities 3.68 1.54 (5.28) 4.03 0.67
Distributions
Net investment income (0.12) — (0.03) — (0.41)
Net realized gain — (0.08) (1.29) (0.24) (0.07)
Total distributions (0.12) (0.08) (1.32) (0.24) (0.48)
NET ASSET VALUE
End of period $ 20.01 $ 16.45 $ 14.99 $ 21.59 $ 17.80
Ratios/Supplemental Data
Total return
(2)(3)
22.42% 10.27% (25.82)% 22.72% 3.74%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 2.25% 1.40% 1.41% 1.40% 1.45%
Net expenses after waivers/
payments by Price Associates 1.40% 1.40% 1.40% 1.40% 1.40%
Net investment income 0.36% 0.41% 0.31% 0.17% 0.11%
Portfolio turnover rate 31.0% 38.4% 33.6% 27.6% 31.3%
Net assets, end of period (in
thousands) $17,713 $11,027 $6,672 $9,316 $8,443
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET VALUE
Beginning of period $ 16.69 $ 15.27 $ 21.98 $ 18.10 $ 17.80
Investment activities
Net investment income
(1)(2)
0.18 0.21 0.20 0.19 0.13
Net realized and unrealized
gain/loss 3.69 1.48 (5.43) 4.07 0.68
Total from investment activities 3.87 1.69 (5.23) 4.26 0.81
Distributions
Net investment income (0.23) (0.19) (0.19) (0.14) (0.44)
Net realized gain — (0.08) (1.29) (0.24) (0.07)
Total distributions (0.23) (0.27) (1.48) (0.38) (0.51)
NET ASSET VALUE
End of period $ 20.33 $ 16.69 $ 15.27 $ 21.98 $ 18.10
Ratios/Supplemental Data
Total return
(2)(3)
23.33% 11.03% (25.26)% 23.67% 4.50%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.69% 0.68% 0.68% 0.66% 0.66%
Net expenses after waivers/
payments by Price Associates 0.68% 0.68% 0.68% 0.66% 0.66%
Net investment income 0.93% 1.19% 1.15% 0.88% 0.76%
Portfolio turnover rate 31.0% 38.4% 33.6% 27.6% 31.3%
Net assets, end of period (in
millions) $2,477 $3,309 $2,000 $1,957 $1,687
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
3/16/20
(1)
Through
10/31/20 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 16.81 $ 15.35 $ 22.13 $ 18.17 $ 13.39
Investment activities
Net investment income
(2)(3)
0.33 0.33 0.31 0.35 0.18
Net realized and unrealized
gain/loss 3.70 1.48 (5.44) 4.07 4.60
Total from investment activities 4.03 1.81 (5.13) 4.42 4.78
Distributions
Net investment income (0.34) (0.27) (0.36) (0.22) —
Net realized gain — (0.08) (1.29) (0.24) —
Total distributions (0.34) (0.35) (1.65) (0.46) —
NET ASSET VALUE
End of period $ 20.50 $ 16.81 $ 15.35 $ 22.13 $ 18.17
Ratios/Supplemental Data
Total return
(3)(4)
24.19% 11.77% (24.77)% 24.50% 35.70%
Ratios to average net assets:
(3)
Gross expenses before
waivers/payments by Price
Associates 0.66% 0.66% 0.66% 0.65% 0.65%
(5)
Net expenses after waivers/
payments by Price Associates 0.00% 0.00% 0.00% 0.00% 0.00%
(5)
Net investment income 1.65% 1.87% 1.71% 1.58% 1.61%
(5)
Portfolio turnover rate 31.0% 38.4% 33.6% 27.6% 31.3%
Net assets, end of period (in
millions) $9,596 $8,021 $7,750 $10,299 $9,139
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE International Stock Fund
October 31, 2024

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 1.7%
Common Stocks 1.7%
MercadoLibre (USD) (1) 113,218 230,645
Total Argentina (Cost $137,991) 230,645
BRAZIL 1.2%
Common Stocks 1.2%
B3  37,510,718 68,975
Raia Drogasil  11,617,009 49,134
WEG  4,655,546 43,794
Total Brazil (Cost $173,190) 161,903
CANADA 9.3%
Common Stocks 9.3%
Canadian National Railway (USD)  2,321,217 250,506
Constellation Software  65,648 197,981
Constellation Software, Warrants, 3/31/40 (1)(2) 75,919 —
Definity Financial  1,665,859 64,285
Descartes Systems Group (USD) (1) 775,313 80,578
Element Fleet Management  8,132,005 166,395
National Bank of Canada  757,630 72,261
Shopify, Class A (USD) (1) 1,897,199 148,380
Suncor Energy (USD)  5,366,580 202,696
TMX Group  3,260,904 101,854
Total Canada (Cost $973,934) 1,284,936
CAYMAN ISLANDS 0.6%
Convertible Preferred Stocks 0.6%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $13,909
(USD) (1)(2)(3) 282,204 77,454
Total Cayman Islands (Cost $13,909) 77,454
CHINA 7.0%
Common Stocks 4.9%
58.com (USD) (1)(2) 3,564,710 —
Alibaba Group Holding, ADR (USD)  1,457,734 142,829
BeiGene, ADR (USD) (1)(4) 625,425 126,736

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
KE Holdings, ADR (USD)  8,651,509 189,728
PDD Holdings, ADR (USD) (1) 717,385 86,509
Tencent Holdings (HKD)  2,409,100 125,616
671,418
Common Stocks - China A Shares 2.1%
Kweichow Moutai, A Shares (CNH)  321,414 69,095
NARI Technology, A Shares (CNH)  25,517,866 93,325
Shandong Pharmaceutical Glass, A Shares (CNH)  11,257,372 39,832
Shenzhen Inovance Technology, A Shares (CNH)  11,741,422 91,757
294,009
Total China (Cost $648,232) 965,427
DENMARK 2.7%
Common Stocks 2.7%
Genmab (1) 363,577 81,426
Novo Nordisk, ADR (USD)  2,597,927 290,838
Total Denmark (Cost $304,522) 372,264
FRANCE 6.3%
Common Stocks 6.3%
Capgemini  611,405 106,067
Dassault Aviation (4) 683,214 137,950
LVMH Moet Hennessy Louis Vuitton  182,180 121,281
Safran  940,150 212,818
Sartorius Stedim Biotech  737,489 147,942
Schneider Electric  88,023 22,802
Thales  745,440 120,164
Total France (Cost $615,831) 869,024
GERMANY 7.6%
Common Stocks 7.4%
Deutsche Telekom  8,441,952 255,230
Douglas (1) 2,255,782 46,026
Evotec (1)(4) 4,404,852 34,067
Merck  314,197 51,945
SAP  1,031,321 240,798
Schott Pharma (4) 1,146,910 37,151
Siemens  1,083,090 210,715

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
Siemens Healthineers  2,767,330 144,467
1,020,399
Preferred Stocks 0.2%
Sartorius (4) 95,223 24,668
24,668
Total Germany (Cost $903,972) 1,045,067
HONG KONG 1.1%
Common Stocks 1.1%
AIA Group  19,880,800 156,906
Total Hong Kong (Cost $63,748) 156,906
INDIA 6.0%
Common Stocks 6.0%
Axis Bank  11,729,942 161,136
HDFC Bank  2,569,775 52,821
ICICI Bank  2,445,370 37,511
InterGlobe Aviation (1) 622,863 29,922
Kotak Mahindra Bank  5,509,223 113,106
Larsen & Toubro  2,849,860 122,421
NTPC  43,437,844 210,091
Reliance Industries  4,188,442 66,227
Varun Beverages  6,154,228 43,749
Total India (Cost $511,707) 836,984
INDONESIA 1.7%
Common Stocks 1.7%
Bank Central Asia  211,201,900 137,699
Sarana Menara Nusantara  371,826,400 18,954
Telkom Indonesia Persero  461,313,400 82,456
Total Indonesia (Cost $144,740) 239,109
IRELAND 0.9%
Common Stocks 0.9%
ICON (USD) (1) 591,266 131,326
Total Ireland (Cost $163,831) 131,326

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
ITALY 1.4%
Common Stocks 1.4%
Banca Mediolanum  6,558,258 81,066
DiaSorin (4) 896,628 97,383
Ermenegildo Zegna (USD) (4) 2,381,993 18,103
Total Italy (Cost $182,422) 196,552
JAPAN 14.0%
Common Stocks 14.0%
Calbee  4,290,600 95,935
Chugai Pharmaceutical  3,956,200 188,242
Daiichi Sankyo  2,864,400 93,231
Disco  446,100 126,931
Hamamatsu Photonics  3,611,500 47,754
Hikari Tsushin  416,000 83,962
Keyence  286,000 129,104
Kyushu Railway  1,813,500 47,714
LY  1,711,500 4,669
Mitsui Fudosan  5,052,500 43,110
Murata Manufacturing  4,989,100 87,165
Nextage (4) 4,141,100 39,746
Olympus  10,032,900 176,602
Persol Holdings  46,475,300 78,057
Recruit Holdings  2,716,300 165,864
Renesas Electronics  11,259,300 150,856
Seven & i Holdings  13,537,900 194,945
Shimadzu  1,092,400 32,223
Sony Group  8,595,200 151,254
Total Japan (Cost $1,587,697) 1,937,364
LUXEMBOURG 0.7%
Common Stocks 0.7%
CVC Capital Partners (1) 4,847,256 101,681
Total Luxembourg (Cost $83,439) 101,681

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
MEXICO 0.5%
Common Stocks 0.5%
Grupo Mexico, Series B  12,870,823 67,533
Total Mexico (Cost $69,151) 67,533
NETHERLANDS 6.7%
Common Stocks 6.7%
Adyen (1) 35,094 53,612
Argenx, ADR (USD) (1) 183,127 107,367
ASML Holding  451,417 303,863
Heineken  1,329,201 109,017
ING Groep  3,216,102 54,578
Prosus  6,959,144 293,463
Total Netherlands (Cost $524,728) 921,900
PHILIPPINES 0.7%
Common Stocks 0.7%
SM Investments  6,420,355 103,526
Total Philippines (Cost $101,076) 103,526
PORTUGAL 1.8%
Common Stocks 1.8%
Galp Energia  6,924,578 118,354
Jeronimo Martins  6,463,214 125,384
Total Portugal (Cost $196,783) 243,738
SAUDI ARABIA 0.8%
Common Stocks 0.8%
Saudi National Bank  12,265,754 107,827
Total Saudi Arabia (Cost $113,410) 107,827
SINGAPORE 0.6%
Common Stocks 0.6%
Sea, ADR (USD) (1) 928,832 87,357
Total Singapore (Cost $37,938) 87,357

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
SOUTH KOREA 1.6%
Common Stocks 1.6%
LG Chem  191,397 43,034
Samsung Electronics  4,134,639 175,561
Total South Korea (Cost $172,272) 218,595
SPAIN 1.0%
Common Stocks 1.0%
Amadeus IT Group  1,980,370 143,564
Total Spain (Cost $96,694) 143,564
SWEDEN 2.4%
Common Stocks 2.4%
Assa Abloy, Class B  3,156,791 98,880
Essity, Class B  6,795,889 192,043
Hexagon, Class B  4,864,082 45,475
Total Sweden (Cost $257,472) 336,398
SWITZERLAND 6.1%
Common Stocks 6.1%
Alcon  1,454,190 133,571
Cie Financiere Richemont, Class A  999,047 145,462
Julius Baer Group  2,418,017 147,430
Nestle  2,062,399 194,882
Partners Group Holding  96,579 132,876
Sonova Holding  236,912 86,695
Total Switzerland (Cost $620,041) 840,916
TAIWAN 6.1%
Common Stocks 6.1%
Taiwan Semiconductor Manufacturing  26,891,000 843,288
Total Taiwan (Cost $76,272) 843,288
UNITED KINGDOM 5.7%
Common Stocks 5.7%
AstraZeneca, ADR (USD)  2,376,902 169,117

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
Bridgepoint Group  15,114,595 61,144
Experian  1,635,878 79,840
Hiscox  6,599,471 91,761
London Stock Exchange Group  681,427 92,358
Prudential  9,061,553 75,436
Smith & Nephew  8,277,455 102,912
Unilever (EUR)  1,867,645 114,041
786,609
Convertible Preferred Stocks 0.0%
Yulife Holdings, Series C, Acquisition Date: 10/11/22,
Cost $5,669 (1)(2)(3) 286,782 4,489
4,489
Total United Kingdom (Cost $659,232) 791,098
UNITED STATES 2.7%
Common Stocks 2.7%
Canva, Acquisition Date: 8/16/21 - 11/4/21, Cost $23,865 (1)
(2)(3) 14,001 18,530
Coupang (1) 2,058,483 53,088
Linde  170,857 77,936
Mastercard, Class A  129,023 64,459
Waste Connections  932,072 164,744
378,757
Convertible Preferred Stocks 0.0%
Canva, Series A, Acquisition Date: 11/4/21, Cost $1,408 (1)
(2)(3) 826 1,093
Canva, Series A-3, Acquisition Date: 11/4/21, Cost $58 (1)
(2)(3) 34 45
Canva, Series A-4, Acquisition Date: 11/4/21, Cost $5 (1)(2)
(3) 3 4
Canva, Series A-5, Acquisition Date: 11/4/21, Cost $4 (1)(2)
(3) 2 3
1,145
Total United States (Cost $209,645) 379,902
VIETNAM 0.4%
Common Stocks 0.4%
Asia Commercial Bank  35,643,800 37,776

T. ROWE PRICE International Stock Fund

Shares $ Value
(Cost and value in $000s)
FPT  2,776,600 14,864
Total Vietnam (Cost $51,767) 52,640
SHORT-TERM INVESTMENTS 2.3%
Money Market Funds 2.3%
T. Rowe Price Government Reserve Fund, 4.86% (5)(6) 311,518,152 311,518
Total Short-Term Investments (Cost $311,518) 311,518
SECURITIES LENDING COLLATERAL 0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 4.86% (5)(6) 61,712,335 61,712
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 61,712
Total Securities Lending Collateral (Cost $61,712) 61,712
Total Investments in Securities
102.0% of Net Assets
(Cost $10,068,876) $ 14,118,154
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $101,618 and represents 0.7% of net assets.
(4) See Note 4. All or a portion of this security is on loan at October 31, 2024.
(5) Seven-day yield

T. ROWE PRICE International Stock Fund

.
.
.
.
.
.
.
.
.
.
(6) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
EUR Euro
HKD Hong Kong Dollar
OTC Over-the-counter
USD U.S. Dollar

T. ROWE PRICE International Stock Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
Sartorius Stedim Biotech,
Call, 12/20/24 @ 230.00
(EUR) 336 6,159 (61)
Morgan Stanley
KE Holdings, Call,
11/15/24 @ $25.00 9,091 19,936 (336)
Morgan Stanley
KE Holdings, Call,
11/15/24 @ $26.00 8,741 19,169 (219)
Morgan Stanley
KE Holdings, Call, 1/17/25
@ $27.00 8,418 18,461 (888)
Morgan Stanley
KE Holdings, Call, 1/17/25
@ $28.00 6,858 15,040 (600)
Total Options Written (Premiums $(6,270)) $ (2,104)

T. ROWE PRICE International Stock Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended October 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.86% $ — $ — $ 16,025++
Totals $ —# $ — $ 16,025+
Supplementary Investment Schedule
Affiliate
Value
10/31/23
Purchase
Cost
Sales
Cost
Value
10/31/24
T. Rowe Price Government
Reserve Fund, 4.86% $ 331,870  ¤  ¤ $ 373,230
Total $ 373,230^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
+ Investment income comprised $16,025 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $373,230.

T. ROWE PRICE International Stock Fund
October 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $10,068,876) $ 14,118,154
Receivable for investment securities sold 99,587
Foreign currency (cost $32,829) 32,789
Dividends receivable 12,552
Due from affiliates 5,229
Restricted cash pledged for bilateral derivatives 2,643
Receivable for shares sold 1,460
Cash 4
Other assets 24,579
Total assets 14,296,997
Liabilities
Payable for shares redeemed 319,889
Obligation to return securities lending collateral 61,712
Payable for investment securities purchased 23,585
Investment management fees payable 8,080
Options written (premiums $6,270) 2,104
Payable to directors 4
Other liabilities 40,631
Total liabilities 456,005
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 13,840,992

T. ROWE PRICE International Stock Fund
October 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 4,182,170
Paid-in capital applicable to 676,493,235 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of
the Corporation authorized 9,658,822
NET ASSETS $ 13,840,992
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,736,905; Shares outstanding: 84,998,743) $ 20.43
Advisor Class
(Net assets: $13,507; Shares outstanding: 661,800) $ 20.41
R Class
(Net assets: $17,713; Shares outstanding: 885,368) $ 20.01
I Class
(Net assets: $2,477,084; Shares outstanding:
121,868,776) $ 20.33
Z Class
(Net assets: $9,595,783; Shares outstanding:
468,078,548) $ 20.50

T. ROWE PRICE International Stock Fund
Statement of Operations

($000s)
Year
Ended
10/31/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $25,152) $ 238,902
Securities lending 775
Other 33
Total income 239,710
Expenses
Investment management 92,523
Shareholder servicing
Investor Class $ 3,042
Advisor Class 29
R Class 179
I Class 533 3,783
Rule 12b-1 fees
Advisor Class 34
R Class 83 117
Prospectus and shareholder reports
Investor Class 41
R Class 1
I Class 474
Z Class 5 521
Custody and accounting 2,075
Legal and audit 329
Registration 150
Proxy and annual meeting 61
Directors 49
Miscellaneous 661
Waived / paid by Price Associates (62,030)
Total expenses 38,239
Net investment income 201,471

T. ROWE PRICE International Stock Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
10/31/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $17,130) 473,864
Options written 2,988
Foreign currency transactions (1,069)
Net realized gain 475,783
Change in net unrealized gain / loss
Securities (net of increase in deferred foreign taxes of $9,426) 2,340,566
Options written 3,837
Other assets and liabilities denominated in foreign currencies 621
Change in net unrealized gain / loss 2,345,024
Net realized and unrealized gain / loss 2,820,807
INCREASE IN NET ASSETS FROM OPERATIONS $ 3,022,278

T. ROWE PRICE International Stock Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
10/31/24 10/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 201,471 $ 222,919
Net realized gain 475,783 232,250
Change in net unrealized gain / loss 2,345,024 957,069
Increase in net assets from operations 3,022,278 1,412,238
Distributions to shareholders
Net earnings
Investor Class (19,307) (15,312)
Advisor Class (123) (92)
R Class (76) (34)
I Class (45,878) (55,154)
Z Class (162,223) (177,113)
Decrease in net assets from distributions (227,607) (247,705)
Capital share transactions
*
Shares sold
Investor Class 65,623 75,983
Advisor Class 2,554 1,212
R Class 12,142 6,827
I Class 296,845 1,483,750
Z Class 1,030,547 602,233
Distributions reinvested
Investor Class 18,165 14,485
Advisor Class 117 88
R Class 76 34
I Class 44,057 53,202
Z Class 162,223 177,113
Shares redeemed
Investor Class (239,795) (209,905)
Advisor Class (3,692) (2,904)
R Class (8,176) (2,931)
I Class (1,867,981) (458,355)
Z Class (1,377,906) (1,285,989)
Increase (decrease) in net assets from capital
share transactions (1,865,201) 454,843

T. ROWE PRICE International Stock Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
10/31/24 10/31/23
Net Assets
Increase during period 929,470 1,619,376
Beginning of period 12,911,522 11,292,146
End of period $ 13,840,992 $ 12,911,522
*Share information (000s)
Shares sold
Investor Class 3,363 4,327
Advisor Class 132 68
R Class 633 399
I Class 15,276 90,214
Z Class 52,869 34,122
Distributions reinvested
Investor Class 966 843
Advisor Class 6 5
R Class 4 2
I Class 2,358 3,119
Z Class 8,661 10,370
Shares redeemed
Investor Class (12,249) (11,930)
Advisor Class (186) (164)
R Class (423) (175)
I Class (93,993) (26,103)
Z Class (70,592) (72,188)
Increase (decrease) in shares outstanding (93,175) 32,909

T. ROWE PRICE International Stock Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International Stock
Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S.
companies. The fund has five classes of shares: the International Stock Fund
(Investor Class), the International Stock Fund–Advisor Class (Advisor Class),
the International Stock Fund–R Class (R Class), the International Stock
Fund–I Class (I Class) and the International Stock Fund–Z Class (Z Class).
Advisor Class shares are sold only through various brokers and other financial intermediaries, and R Class shares are available through financial intermediaries for employer-sponsored defined contribution retirement plans and certain other retirement accounts. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts.
The Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor, I and Z Classes do not pay Rule
12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE International Stock Fund

Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class and R Class each pay Rule
12b-1 fees, in an amount not exceeding 0.25% and 0.50%, respectively, of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended
October 31, 2024, the fund realized $87,349,000 of net gain on $240,496,000 of in-kind redemptions.

T. ROWE PRICE International Stock Fund

Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In November 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280) –
Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. In addition, the ASU clarifies that a public entity with a single reportable segment provide all disclosures required by the ASU and all existing segment disclosures in Topic 280. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties

T. ROWE PRICE International Stock Fund

and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such

T. ROWE PRICE International Stock Fund

security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-
term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of

T. ROWE PRICE International Stock Fund

the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on October 31, 2024
(for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended October 31, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,622,942 $ 10,995,696 $ 18,530 $ 13,637,168
Convertible Preferred Stocks — — 83,088 83,088
Preferred Stocks — 24,668 — 24,668
Short-Term Investments 311,518 — — 311,518
Securities Lending Collateral 61,712 — — 61,712
Total $ 2,996,172 $ 11,020,364 $ 101,618 $ 14,118,154
Liabilities
Options Written $ — $ 2,104 $ — $ 2,104

T. ROWE PRICE International Stock Fund

establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
October 31, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended October 31, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value
Liabilities
Equity derivatives Options Written $ 2,104
Total $ 2,104
($000s)
Location of Gain (Loss) on Statement of Operations
Options
Written
Realized Gain (Loss)
Equity derivatives $ 2,988
Total $ 2,988

T. ROWE PRICE International Stock Fund

Counterparty Risk and Collateral  The fund invests in derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and/or OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives), and thereby may expose the fund to counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and
Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount determined. ISDAs typically include collateral agreements whereas
FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from
$100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the
($000s)
Location of Gain (Loss) on Statement of Operations
Options
Written
Change in Unrealized
Gain (Loss)
Equity derivatives $ 3,837
Total $ 3,837

T. ROWE PRICE International Stock Fund

fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of October 31, 2024, cash of $2,643,000 had been posted by the fund to counterparties for bilateral derivatives. As of
October 31, 2024, no collateral was pledged by counterparties to the fund for bilateral derivatives.
Options  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risk.
The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying
Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of
Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of
Operations. In return for a premium paid, call and put options give the holder the right, but not the obligation, to purchase or sell, respectively, a security at a specified exercise price. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended October 31, 2024, the volume of the fund’s activity in options, based on underlying notional amounts, was generally less than 1% of net assets.

T. ROWE PRICE International Stock Fund

NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its

T. ROWE PRICE International Stock Fund

securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
October 31, 2024, the value of loaned securities was $58,934,000; the value of cash collateral and related investments was $61,712,000.
Other Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $4,387,525,000 and
$5,898,687,000, respectively, for the year ended October 31, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind, deemed distributions on shareholder redemptions and the character of foreign capital gains taxes.

T. ROWE PRICE International Stock Fund

The tax character of distributions paid for the periods presented was as follows:
At October 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At October 31, 2024, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies. During the year ended October 31, 2024, the fund utilized
$218,991,000 of capital loss carryforwards.
($000s)
October 31,
2024
October 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 227,607 $ 247,705
($000s)
Cost of investments $ 10,136,597
Unrealized appreciation $ 4,760,186
Unrealized depreciation (821,261)
Net unrealized appreciation (depreciation) $ 3,938,925
($000s)
Undistributed ordinary income $ 190,212
Undistributed long-term capital gain 53,033
Net unrealized appreciation (depreciation) 3,938,925
Total distributable earnings (loss) $ 4,182,170

T. ROWE PRICE International Stock Fund

NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At October 31, 2024, the effective annual group fee rate was 0.28%. Price Associates has agreed to permanently waive a portion of the fund’s annual investment management fee in order to limit the fund’s management fees to 0.70% of the fund’s average daily net assets. This agreement can only be modified or terminated with approval by the fund’s shareholders. The fund has no obligation to repay fees waived under this arrangement. No management fees were waived under this arrangement for the year ended October 31, 2024.

T. ROWE PRICE International Stock Fund

The Investor Class, Advisor Class, and R Class are each subject to a contractual expense limitation through the expense limitation dates indicated
in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price
Associates is required to waive or pay any expenses (excluding interest;
expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may

T. ROWE PRICE International Stock Fund

only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended October 31, 2024 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $214,000 remain subject to repayment by the fund at October 31, 2024. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class, R Class and Advisor Class. For the
year ended October 31, 2024, expenses incurred pursuant to these service agreements were $119,000 for Price Associates; $2,226,000 for T. Rowe Price
Services, Inc.; and $189,000 for T. Rowe Price Retirement Plan Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Investor
Class
Advisor
Class R Class I Class Z Class
Expense
limitation/I
Class Limit 0.99% 1.24% 1.40% 0.05% 0.00%
Expense
limitation date 02/28/26 02/28/26 02/28/26 02/28/26 N/A
(Waived)/
repaid during
the period
($000s) $— $— $(140) $(72) $(61,818)

T. ROWE PRICE International Stock Fund

T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended October 31, 2024, the fund was charged $184,000 for shareholder servicing costs related to the college savings plans, of which $66,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
October 31, 2024, approximately 16% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At October 31, 2024, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange

T. ROWE PRICE International Stock Fund

Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE International Stock Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price International Stock Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price International Stock Fund (one of the funds constituting T. Rowe Price International Funds, Inc., referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the periods indicated
therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE International Stock Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
December 18, 2024
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE International Stock Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $112,535,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $193,027,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $1,121,000 of the fund's income qualifies for the dividends-received deduction.
The fund will pass through foreign source income of $214,429,000 and foreign taxes paid of $38,930,000.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F37-050 12/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 18, 2024